Notes Payable - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%
2024 Notes Issued On November 2018
Debt Instrument [Line Items]
Interest rate	4.375%
Payment frequency of debt interest	semi-annually
Principal amount	$ 600
2024 Notes Issued On December 2018
Debt Instrument [Line Items]
Interest rate	4.375%
Payment frequency of debt interest	semi-annually
Principal amount	$ 250
2027 Ten-year Notes
Debt Instrument [Line Items]
Interest rate	3.625%
Payment frequency of debt interest	semi-annually
Principal amount	$ 600
2023 Notes
Debt Instrument [Line Items]
Interest rate	3.875%
Payment frequency of debt interest	semi-annually
Principal amount	$ 1,000
2028 March Notes
Debt Instrument [Line Items]
Interest rate	4.375%
Payment frequency of debt interest	semi-annually
Principal amount	$ 500
2028 November Notes
Debt Instrument [Line Items]
Interest rate	4.875%
Payment frequency of debt interest	semi-annually
Principal amount	$ 400
2025 Ten-year Notes
Debt Instrument [Line Items]
Interest rate	4.125%
Payment frequency of debt interest	semi-annually
Principal amount	$ 500
2025 Five-year Notes
Debt Instrument [Line Items]
Interest rate	3.075%
Payment frequency of debt interest	semi-annually
Principal amount	$ 600
2030 April Notes
Debt Instrument [Line Items]
Interest rate	3.425%
Payment frequency of debt interest	semi-annually
Principal amount	$ 400
2026 Notes
Debt Instrument [Line Items]
Interest rate	1.72%
Payment frequency of debt interest	semi-annually
Principal amount	$ 650
2030 October Notes
Debt Instrument [Line Items]
Interest rate	2.375%
Payment frequency of debt interest	semi-annually
Principal amount	$ 300
Outstanding Notes
Debt Instrument [Line Items]
Discount on debt issued	15
Debt issuance cost	$ 24
2031 Notes
Debt Instrument [Line Items]
Interest rate	2.375%
Payment frequency of debt interest	semi-annually
Principal amount	$ 700
2027 Five-year Notes
Debt Instrument [Line Items]
Interest rate	1.625%
Payment frequency of debt interest	semi-annually
Principal amount	$ 300